Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement Of Comprehensive Income [Abstract]
Revenue	$ 19,585	$ 11,517
Cost of sales	(1,229)
Gross profit	18,356	11,517
Sales and marketing expenses	(7,362)	(2,704)
Technology expenses	(1,363)	(690)
General and administrative expenses	(4,828)	(2,772)
Movements in credit losses allowance and write offs	(526)	(140)
Operating profit	4,277	5,211
Finance income	828	158
Finance expense	(249)	(237)
Income before tax	4,857	5,132
Income tax charge	(369)	(666)
Net income for the period attributable to the equity holders	4,488	4,466
Other comprehensive income
Exchange differences on translating foreign currencies	(1,368)	(1,692)
Total comprehensive income for the period attributable to the equity holders	$ 3,120	$ 2,774
Net income per share attributable to ordinary shareholders, basic	$ 0.13	$ 0.16
Net income per share attributable to ordinary shareholders, diluted	$ 0.12	$ 0.14